SEMI ANNUAL REPORT
                          TEMPLETON LATIN AMERICA FUND
                               SEPTEMBER 30, 1998



[LOGO FRANKLIN TEMPLETON]

PAGE


[SEAL - CELEBRATING OVER 50 YEARS]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.



[PICTURE OF MARK R. BEVERIDGE]
Mark R. Beveridge, CFA, CIC
Portfolio Manager
Templeton Latin America Fund

PAGE
                                    CONTENTS


SHAREHOLDER LETTER .............................................     1

PERFORMANCE SUMMARIES
  CLASS I ......................................................     6
  CLASS II .....................................................     8
  ADVISOR CLASS ................................................    10

FINANCIAL HIGHLIGHTS & STATEMENT OF INVESTMENTS ................    12

FINANCIAL STATEMENTS ...........................................    18

NOTES TO THE FINANCIAL STATEMENTS ..............................    21



                        [FUND CATEGORY PYRAMID OMITTED]



SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Latin America Fund seeks long-term capital appreciation by investing at least 65% of its total assets in the equity and debt securities of Latin America issuers.
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report of Templeton Latin America Fund covers the six months ended September 30, 1998. During this time, the Asian currency crisis and Russia's economic collapse negatively impacted Latin American equity markets. Because of its heavy debt refinancing schedule and overvalued currency, Brazil, in particular, was placed in an extremely vulnerable position. Believing that the Brazilian government would be forced to devalue the real (its currency) to make exports more competitive, a number of investors withdrew their money from the country, and its stock market plummeted 46.9% during the reporting period.(1) Many investors seemed to think that most emerging-market economies were at risk, and, as a result, other South American


1. Source: Bloomberg. Market return is measured in U.S. dollars and includes reinvested dividends.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 15 of this report.

PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
9/30/98

Mexico                                                 38.2%
Brazil                                                 31.1%
Argentina                                              11.5%
Chile                                                   5.0%
Colombia                                                3.4%
Ecuador                                                 0.8%
Peru                                                    0.6%
Short-Term Investments & Other Net Assets               9.4%


equity markets also declined substantially. Within this environment, the Templeton Latin America Fund - Class I posted a -41.65% six-month cumulative total return, as discussed in the Performance Summary on page 6.

Throughout the reporting period, we maintained a conservative, bottom-up approach in searching for undervalued equities. We did not try to match the country weightings of the Fund's benchmark, the International Finance Corporation Investable Latin America Index(2); regional allocation was a natural result of individual stock selection.

BRAZIL

During the six months under review, we decreased the Fund's Brazilian exposure from 46.7% to 31.1% of total net assets. Although the International Monetary Fund and the U.S. formulated a rescue package to help Brazil meet its near-term debt payments, at the close of the reporting period, they had not determined when the package would be presented and how much aid Brazil would receive.

MEXICO

On September 30, 1998, Mexico was the Fund's largest exposure. During the reporting period, the shares of many Mexican companies plummeted in value and the Bolsa Index plunged 40.1%.(3) The Fund's Mexican holdings suffered steep declines as well, but Telefonos de Mexico SA (Telmex), L, ADR, the Fund's largest holding at the end of the period, declined only 22.0%.(4) Throughout this turbulent time, we



2. The unmanaged International Finance Corporation Investable Latin America Index represents the total return of equities in seven Latin American countries (Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela) as if they were in one market, and includes reinvested dividends.

3. Source: Bloomberg. Market return is measured in U.S. dollars and includes reinvested dividends.

4. Source: Bloomberg. Stock price depreciation is measured in U.S. dollars and does not include reinvested dividends.


2

PAGE


remained focused on purchasing securities we believed to be undervalued, and initiated a position in Cifra SA de CV, a Wal-Mart joint venture and one of the country's major retailers.

ARGENTINA

Despite the fact that Argentina boasts one of Latin America's fastest-growing economies and lowest inflation rates, its stock market fell 45.8% during the six months under review.(5) Attempting to take advantage of price declines, we purchased additional shares of Perez Companc SA, B. The nation's second-largest oil company, it has a high concentration in oil exploration and development throughout the region.

Although Argentina appears to have one of the healthiest financial systems in Latin America, currency devaluation remains a risk. But both parties in the country's upcoming elections plan to continue the economic policies of President Cavallo's 1990 Convertibility Plan. This plan, which maintained a $U.S.1 for 1 peso exchange rate, contributed to benign inflation and consistent economic growth.

LOOKING FORWARD

In the months ahead, we expect to continue focusing on Mexico, Brazil and Argentina. The share values of many companies in these countries have fallen substantially, giving rise to what we believe are attractive investment opportunities. In our opinion, despite the Asian turmoil, relatively low corporate debt may help companies in these nations avoid bankruptcy, and high foreign currency reserves could


5. Source: Bloomberg. Market return is measured in U.S. dollars and includes reinvested dividends.



INDUSTRY BREAKDOWN
Based on Total Net Assets
9/30/98

Services                                               28.6%
Materials                                              21.6%
Energy                                                 13.5%
Finance                                                11.7%
Consumer Goods                                          6.6%
Multi-Industry                                          6.6%
Capital Equipment                                       2.0%
Short-Term Investments & Other Net Assets               9.4%


                                                                               3

PAGE


TOP 10 HOLDINGS
9/30/98

COMPANY                                                                              % OF TOTAL
INDUSTRY, COUNTRY                                                                     NET ASSETS
------------------------------------------------------------------------------------------------
Telefonos de Mexico SA
(Telmex), L, ADR
Telecommunications, Mexico                                                                6.9%

Telecomunicacoes Brasileiras
SA (Telebras), ADR, pfd.
Telecommunications, Brazil                                                                5.1%

Banco Itau SA, pfd.
Banking, Brazil                                                                           4.5%

Banco Bradesco SA, pfd.
Banking, Brazil                                                                           4.3%

Industrias Penoles SA
Metals & Mining, Mexico                                                                   4.2%

YPF Sociedad Anonima, D, ADR
Energy Sources, Argentina                                                                 4.0%

Cifra SA de CV, V, ADR
Merchandising, Mexico                                                                     3.8%

Grupo Mexico SA de CV, B
Metals & Mining, Mexico                                                                   3.6%

DESC SA de CV DESC, B
Multi-Industry, Mexico                                                                    3.2%

Empaques Ponderosa SA de CV, B
Forest Products & Paper, Mexico                                                           3.1%


assist these countries in supporting their currencies. Longer term, the region appears to be geared for economic growth. From the corporate perspective, many Latin American companies have stronger balance sheets and more liquidity than they did during the 1994 Mexican peso crisis, and we believe the region's economies have the potential to recover more quickly than Asia's. However, we shall watch to see if Latin American governments dampen economic growth by raising interest rates to protect their currencies.

This discussion reflects our views, opinions and portfolio holdings as of September 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy.

It is important to remember that investing in emerging markets concentrated in a single region involves special considerations, which may include risks related to market and currency volatility, adverse economic, social and political developments in the region and countries where the Fund invests, and the relatively small size and lesser liquidity of these markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. These special risks and other considerations are discussed in the Fund's prospectus. While short-term volatility can be disconcerting, declines of as much as 30% to 40% are


4

PAGE


not unusual in emerging markets. For example, the Mexican stock market has increased 94.0% in the last five years, but has suffered four declines of more than 10% during that time.(6)

We thank you for your continued investment in the Fund, and welcome your comments or suggestions.


Sincerely,




/s/ Mark R. Beveridge
------------------------------
Mark R. Beveridge, CFA, CIC
Portfolio Manager
Templeton Latin America Fund



6. Source: Bloomberg. Market return is measured in local currency terms, does not include reinvested dividends, and is based on quarterly percentage price change over the five-year period ended September 30, 1998.


                                                                               5

PAGE


PERFORMANCE SUMMARY


CLASS I

Templeton Latin America Fund - Class I posted a -41.65% cumulative total return for the six-month period ended September 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the initial sales charge.

The Fund's share price, as measured by net asset value, decreased $5.35, from $12.72 on March 31, 1998, to $7.37 on September 30, 1998. During the reporting period, shareholders received per-share distributions of 2.5 cents ($0.025) in income dividends, 5 cents ($0.05) in short-term capital gains, and 0.5 cents ($0.005) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.


6

PAGE


CLASS I
Periods ended 9/30/98

                                                                SINCE
                                                              INCEPTION
                                       1-YEAR       3-YEAR     (5/8/95)
-----------------------------------------------------------------------
Cumulative Total Return(1)           -49.20%       -24.58%     -22.92%
Average Annual Total Return(2)       -52.14%       -10.74%      -8.98%
Value of $10,000 Investment(3)        $4,786        $7,111      $7,265


                                     9/30/96       9/30/97     9/30/98
-----------------------------------------------------------------------
One-Year Total Return(4)                9.86%        35.15%    -49.20%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 5.75% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the maximum 5.75% initial sales charge.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include the sales charge.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns for Class I shares would have been lower. After July 31, 1999, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.


                                                                               7

PAGE


CLASS II

Templeton Latin America Fund - Class II posted a -41.82% cumulative total return for the six-month period ended September 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges.

The Fund's share price, as measured by net asset value, decreased $5.32, from $12.63 on March 31, 1998, to $7.31 on September 30, 1998. During the reporting period, shareholders received per-share distributions of 0.41 cents ($0.0041) in income dividends, 5 cents ($0.05) in short-term capital gains, and 0.5 cents ($0.005) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.


8

PAGE


CLASS II
Periods ended 9/30/98

                                                                SINCE
                                                               INCEPTION
                                       1-YEAR       3-YEAR      (5/8/95)
------------------------------------------------------------------------
Cumulative Total Return(1)            -49.53%      -26.04%     -24.63%
Average Annual Total Return(2)        -50.53%       -9.86%      -8.26%
Value of $10,000 Investment(3)         $4,947       $7,324     $7,462


                                      9/30/96      9/30/97      9/30/98
------------------------------------------------------------------------
One-Year Total Return(4)                 9.01%       34.45%     -49.53%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include sales charges.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns for Class II shares would have been lower. After July 31, 1999, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.


                                                                               9

PAGE


ADVISOR CLASS

Templeton Latin America Fund - Advisor Class posted a -41.65% cumulative total return for the six-month period ended September 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions.

The Fund's share price, as measured by net asset value, decreased $5.37, from $12.75 on March 31, 1998, to $7.38 on September 30, 1998. During the reporting period, shareholders received per-share distributions of 3.7 cents ($0.037) in income dividends, 5 cents ($0.05) in short-term capital gains, and 0.5 cents ($0.005) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.



Past performance is not predictive of future results.


10

PAGE


ADVISOR CLASS
Periods ended 9/30/98

                                                                  SINCE
                                                                INCEPTION
                                        1-YEAR*      3-YEAR*     (5/8/95)*
-------------------------------------------------------------------------
Cumulative Total Return(1)             -49.12%      -24.17%      -22.50%
Average Annual Total Return(1)         -49.12%      - 8.81%      - 7.23%
Value of $10,000 Investment(2)          $5,088       $7,583       $7,750


                                       9/30/96      9/30/97      9/30/98
-------------------------------------------------------------------------
One-Year Total Return(3,*)                9.86%       35.67%     -49.12%


*On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, containing Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997, (commencement of sales), the cumulative total return of Advisor Class shares was -30.43%.

1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.

2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

3. One-year total return represents the change in value of an investment over the periods ended on the dates indicated.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns for Advisor Class shares would have been lower. After July 31, 1999, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.


                                                                              11

PAGE



PAGE

TEMPLETON LATIN AMERICA FUND
Financial Highlights

                                                                                          CLASS I
                                                                  -------------------------------------------------------
                                                                   SIX MONTHS ENDED            YEAR ENDED MARCH 31,
                                                                  SEPTEMBER 30, 1998      -------------------------------
                                                                     (UNAUDITED)           1998         1997       1996+
                                                                  -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $12.72            $12.34      $10.53      $10.00
                                                                  -------------------------------------------------------
Income from investment operations:
 Net investment income......................................                .14               .07         .06         .12
 Net realized and unrealized gains (losses).................              (5.41)              .53        1.86         .51
                                                                  -------------------------------------------------------
Total from investment operations............................              (5.27)              .60        1.92         .63
                                                                  -------------------------------------------------------
Less distributions from:
 Net investment income......................................               (.02)             (.07)       (.08)       (.10)
 Net realized gains.........................................               (.06)             (.15)       (.03)         --
                                                                  -------------------------------------------------------
Total distributions.........................................               (.08)             (.22)       (.11)       (.10)
                                                                  -------------------------------------------------------
Net asset value, end of period..............................              $7.37            $12.72      $12.34      $10.53
                                                                  -------------------------------------------------------
                                                                  -------------------------------------------------------
Total Return*...............................................           (41.65)%             4.94%      18.34%       6.37%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................            $13,601           $28,714      $18,923     $5,150
Ratios to average net assets:
 Expenses...................................................              2.35%**           2.35%       2.35%       2.35%**
 Expenses, excluding waiver and payments by affiliate.......              2.75%**           2.57%       3.10%       4.02%**
 Net investment income......................................              2.58%**            .59%        .50%       1.71%**
Portfolio turnover rate.....................................             10.41%            45.82%       3.72%          --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996.
 12

PAGE


TEMPLETON LATIN AMERICA FUND
Financial Highlights (continued)

                                                                                         CLASS II
                                                                  ------------------------------------------------------
                                                                   SIX MONTHS ENDED            YEAR ENDED MARCH 31,
                                                                  SEPTEMBER 30, 1998      ------------------------------
                                                                     (UNAUDITED)           1998        1997       1996+
                                                                  ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $12.63           $12.28      $10.49      $10.00
                                                                  ------------------------------------------------------
Income from investment operations:
 Net investment income (loss)...............................                .11               --        (.01)        .08
 Net realized and unrealized gains (losses).................              (5.37)             .51        1.85         .48
                                                                  ------------------------------------------------------
Total from investment operations............................              (5.26)             .51        1.84         .56
                                                                  ------------------------------------------------------
Less distributions from:
 Net investment income......................................                 --             (.01)       (.02)       (.07)
 Net realized gains.........................................               (.06)            (.15)       (.03)         --
                                                                  ------------------------------------------------------
Total distributions.........................................               (.06)            (.16)       (.05)       (.07)
                                                                  ------------------------------------------------------
Net asset value, end of period..............................              $7.31           $12.63      $12.28      $10.49
                                                                  ------------------------------------------------------
                                                                  ------------------------------------------------------
Total Return*...............................................           (41.82)%            4.23%      17.62%       5.67%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................             $3,296           $7,170      $3,524      $1,351
Ratios to average net assets:
 Expenses...................................................              3.00%**          3.00%       3.00%       3.00%**
 Expenses, excluding waiver and payments by affiliate.......              3.40%**          3.22%       3.84%       4.67%**
 Net investment income (loss)...............................              1.93%**         (.01)%      (.15)%       1.14%**
Portfolio turnover rate.....................................             10.41%           45.82%       3.72%          --

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996.
                                                                              13

PAGE


TEMPLETON LATIN AMERICA FUND
Financial Highlights (continued)

                                                                                 ADVISOR CLASS
                                                                  --------------------------------------------
                                                                   SIX MONTHS ENDED       YEAR ENDED MARCH 31,
                                                                  SEPTEMBER 30, 1998      --------------------
                                                                     (UNAUDITED)           1998         1997+
                                                                  --------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $12.75           $12.35       $10.92
                                                                  --------------------------------------------
Income from investment operations:
 Net investment income......................................                .15              .07          .02
 Net realized and unrealized gains (losses).................              (5.43)             .59         1.41
                                                                  --------------------------------------------
Total from investment operations............................              (5.28)             .66         1.43
                                                                  --------------------------------------------
Less distributions from:
 Net investment income......................................               (.03)            (.11)          --
 Net realized gains.........................................               (.06)            (.15)          --
                                                                  --------------------------------------------
Total distributions.........................................               (.09)            (.26)          --
                                                                  --------------------------------------------
Net asset value, end of period..............................              $7.38           $12.75       $12.35
                                                                  --------------------------------------------
                                                                  --------------------------------------------
Total Return*...............................................           (41.65)%            5.43%       13.09%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................                $67             $139          $71
Ratios to average net assets:
 Expenses...................................................              2.00%**          2.00%        2.00%**
 Expenses, excluding waiver and payments by affiliate.......              2.40%**          2.22%        2.08%**
 Net investment income......................................              2.56%**           .45%         .82%**
Portfolio turnover rate.....................................             10.41%           45.82%        3.72%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to March 31, 1997.
                       See Notes to Financial Statements.
 14

PAGE

TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED)

                                                                 COUNTRY         SHARES           VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS 64.2%
AUTOMOBILES 1.8%
Sanluis Corporacion SA de CV................................      Mexico           186,100     $   310,471
                                                                                               -----------
BANKING .6%
Credicorp Ltd. .............................................       Peru             13,848         101,263
                                                                                               -----------
BUILDING MATERIALS & COMPONENTS 3.2%
Cementos Diamante SA, ADR, 144A.............................     Colombia           64,400         193,200
Cemex SA, B.................................................      Mexico           140,800         351,654
                                                                                               -----------
                                                                                                   544,854
                                                                                               -----------
CONSTRUCTION & HOUSING 1.5%
*Empresas ICA Sociedad Controladora SA, ADR.................      Mexico            44,300         260,263
                                                                                               -----------
ENERGY SOURCES 6.5%
Perez Companc SA, B.........................................    Argentina          103,154         420,395
YPF Sociedad Anonima, D, ADR................................    Argentina           26,000         676,000
                                                                                               -----------
                                                                                                 1,096,395
                                                                                               -----------
FOOD & HOUSEHOLD PRODUCTS 3.4%
Industrias Bachoco SA, ADR..................................      Mexico            46,200         410,025
Panamerican Beverages Inc., A...............................      Mexico             9,600         171,000
                                                                                               -----------
                                                                                                   581,025
                                                                                               -----------
FOREST PRODUCTS & PAPER 4.8%
Aracruz Celulose SA, ADR....................................      Brazil            24,450         166,566
*Empaques Ponderosa SA de CV, B.............................      Mexico         1,042,100         531,788
Masisa SA, ADR..............................................      Chile             22,100         120,169
                                                                                               -----------
                                                                                                   818,523
                                                                                               -----------
INDUSTRIAL COMPONENTS .5%
Madeco Manufacturera de Cobre SA, ADR.......................      Chile             12,100          83,188
                                                                                               -----------
MERCHANDISING 6.1%
Carulla SA, ADR.............................................     Colombia          141,600         389,400
*Cifra SA de CV, V, ADR.....................................      Mexico            50,300         639,733
                                                                                               -----------
                                                                                                 1,029,133
                                                                                               -----------
METALS & MINING 10.0%
Companhia Siderurgica Nacional Sid Nacional CSN.............      Brazil        21,898,000         360,655
Grupo Mexico SA de CV, B....................................      Mexico           240,000         612,365
Industrias Penoles SA.......................................      Mexico           236,400         719,176
                                                                                               -----------
                                                                                                 1,692,196
                                                                                               -----------

                                                                              15

PAGE


TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MULTI-INDUSTRY 6.7%
Alfa SA de CV, A............................................      Mexico           175,500     $   447,792
DESC SA de CV DESC, B.......................................      Mexico           708,500         546,497
La Cemento Nacional SA, GDR.................................     Ecuador               820         106,600
La Cemento Nacional SA, GDR, 144A...........................     Ecuador               200          26,000
                                                                                               -----------
                                                                                                 1,126,889
                                                                                               -----------
REAL ESTATE 2.3%
Inversiones y Representacion SA.............................    Argentina          181,366         384,534
                                                                                               -----------
TELECOMMUNICATIONS 12.2%
Nortel Inversora SA, ADR....................................    Argentina           22,000         475,750
Telecomunicacoes de Sao Paulo SA (Telesp)...................      Brazil         4,415,687         432,180
Telefonos de Mexico SA (Telmex), L, ADR.....................      Mexico            26,400       1,168,200
                                                                                               -----------
                                                                                                 2,076,130
                                                                                               -----------
TRANSPORTATION 1.8%
*Transportacion Maritima Mexicana SA de CV, A, ADR..........      Mexico            38,400         151,200
*Transportacion Maritima Mexicana SA de CV, L, ADR..........      Mexico            36,900         156,825
                                                                                               -----------
                                                                                                   308,025
                                                                                               -----------
UTILITIES ELECTRICAL & GAS 2.8%
Centrais Eletricas Brasileiras SA (Eletrobras), ADR.........      Brazil            30,800         330,247
Gener SA, ADR...............................................      Chile              9,900         147,881
                                                                                               -----------
                                                                                                   478,128
                                                                                               -----------
TOTAL COMMON STOCKS (COST $17,445,957)......................                                    10,891,017
                                                                                               -----------
PREFERRED STOCKS 26.4%
Banco Bradesco SA, pfd. ....................................      Brazil       123,318,930         728,343
Banco Itau SA, pfd. ........................................      Brazil         1,630,500         770,402
Cia Brasileira de Petroleo Ipiranga, pfd. ..................      Brazil        39,710,000         249,611
Cia Vale do Rio Doce, A, ADR, pfd. .........................      Brazil            22,300         338,677
Embotelladora Andina SA, B, ADR, pfd. ......................      Chile             21,000         232,313
Petrobras Distribuidora SA, pfd. ...........................      Brazil        32,566,800         261,040
Petroleo Brasileiro SA (Petrobras), pfd. ...................      Brazil         4,361,800         448,950
Sociedad Quimica y Minera de Chile SA, B, ADR, pfd. ........      Chile              9,100         265,038
+Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd. .....      Brazil            12,550         865,950
Telecomunicacoes de Minas Gerais SA, B., pfd. ..............      Brazil         9,036,520         320,228
                                                                                               -----------
TOTAL PREFERRED STOCKS (COST $7,824,739)....................                                     4,480,552
                                                                                               -----------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $25,270,696)..............................................                                    15,371,569
                                                                                               -----------

 16

PAGE


TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                                PRINCIPAL
                                                                 COUNTRY        AMOUNT**          VALUE
----------------------------------------------------------------------------------------------------------
(a)REPURCHASE AGREEMENT (COST $1,852,000) 10.9%
Swiss Bank Corp., 5.50%, 10/01/98 (Maturity Value
  $1,852,283) Collateralized by U.S. Treasury Notes &
  Bills.....................................................  United States    $ 1,852,000     $ 1,852,000
                                                                                               -----------
TOTAL INVESTMENTS (COST $27,122,696) 101.5%.................                                    17,223,569
OTHER ASSETS, LESS LIABILITIES (1.5%).......................                                      (258,983)
                                                                                               -----------
TOTAL NET ASSETS 100.0%.....................................                                   $16,964,586
                                                                                               -----------
                                                                                               -----------

*Non-income producing.
**Securities traded in U.S. dollars.
(a)See note 1c regarding repurchase agreements.
+Includes securities of twelve new holding companies deemed received in conjunction with the "split-up" of Telecomunicacoes Brasileiras SA (Telebras).
                       See Notes to Financial Statements.
                                                                              17

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $25,270,696).....    $15,371,569
 Repurchase agreement, at value and cost....................      1,852,000
 Receivables:
  Fund shares sold..........................................         57,516
  Dividends and interest....................................        166,075
 Other assets...............................................          9,279
                                                                -----------
      Total assets..........................................     17,456,439
                                                                -----------
Liabilities:
 Payables:
  Investment securities purchased...........................         16,417
  Fund shares redeemed......................................         35,440
  To affiliates.............................................          8,705
 Funds advanced by custodian................................        397,155
 Accrued expense............................................         34,136
                                                                -----------
      Total liabilities.....................................        491,853
                                                                -----------
Net assets, at value........................................    $16,964,586
                                                                -----------
                                                                -----------
Net assets consist of:
 Undistributed net investment income........................    $   275,974
 Net unrealized depreciation................................     (9,899,127)
 Accumulated net realized loss..............................     (3,072,901)
 Beneficial shares..........................................     29,660,640
                                                                -----------
Net assets, at value........................................    $16,964,586
                                                                -----------
                                                                -----------
CLASS I:
 Net asset value per share ($13,601,497 / 1,844,828 shares
   outstanding).............................................          $7.37
                                                                -----------
                                                                -----------
 Maximum offering price per share ($7.37 / 94.25%)..........          $7.82
                                                                -----------
                                                                -----------
CLASS II:
 Net asset value per share ($3,296,496 / 451,084 shares
   outstanding)*............................................          $7.31
                                                                -----------
                                                                -----------
 Maximum offering price per share ($7.31 / 99.00%)..........          $7.38
                                                                -----------
                                                                -----------
ADVISOR CLASS:
 Net asset value and maximum offering price per share
   ($66,593 / 9,021 shares outstanding).....................          $7.38
                                                                -----------
                                                                -----------

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
                       See Notes to Financial Statements.
 18

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $59,069)
 Dividends..................................................    $   627,201
 Interest...................................................         15,362
                                                                -----------
      Total investment income...............................                      $    642,563
                                                                                  ------------
Expenses:
 Management fees (Note 3)...................................        162,843
 Administrative fees (Note 3)...............................         19,541
 Distribution fees (Note 3)
  Class I...................................................         36,148
  Class II..................................................         26,944
 Transfer agent fees (Note 3)...............................         37,500
 Custodian fees.............................................         20,000
 Reports to shareholders....................................         30,000
 Registration and filing fees...............................         21,300
 Professional fees..........................................          8,500
 Trustees' fees and expenses................................          2,000
 Amortization of organization costs.........................          8,768
 Other......................................................          1,651
                                                                -----------
      Total expenses........................................                           375,195
      Expenses waived/paid by affiliate (Note 3)............                           (51,546)
                                                                                  ------------
         Net expenses.......................................                           323,649
                                                                                  ------------
            Net investment income...........................                           318,914
                                                                                  ------------
Realized and unrealized losses:
 Net realized loss from:
  Investments...............................................     (2,934,845)
  Foreign currency transactions.............................        (22,500)
                                                                -----------
      Net realized loss.....................................                        (2,957,345)
      Net unrealized depreciation on investments............                       (10,508,768)
                                                                                  ------------
Net realized and unrealized loss............................                       (13,466,113)
                                                                                  ------------
Net decrease in net assets resulting from operations........                      $(13,147,199)
                                                                                  ------------
                                                                                  ------------

                       See Notes to Financial Statements.
                                                                              19

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1998         YEAR ENDED
                                                                   (UNAUDITED)           MARCH 31, 1998
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................       $    318,914           $   174,589
  Net realized gain (loss) from investments and foreign
    currency transactions...................................         (2,957,345)              480,947
  Net unrealized depreciation on investments................        (10,508,768)             (939,995)
                                                                ---------------------------------------
    Net decrease in net assets resulting from operations....        (13,147,199)             (284,459)
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................            (51,098)             (162,244)
   Class II.................................................             (2,135)               (6,110)
   Advisor Class............................................               (348)               (1,395)
  Net realized gains:
   Class I..................................................           (112,358)             (369,781)
   Class II.................................................            (28,579)              (82,777)
   Advisor Class............................................               (515)               (1,637)
 Beneficial share transactions (Note 2):
   Class I..................................................         (4,580,676)           10,648,892
   Class II.................................................         (1,129,175)            3,764,207
   Advisor Class............................................             (6,384)                  200
                                                                ---------------------------------------
    Net increase (decrease) in net assets...................        (19,058,467)           13,504,896
Net assets:
 Beginning of period........................................         36,023,053            22,518,157
                                                                ---------------------------------------
 End of period..............................................       $ 16,964,586           $36,023,053
                                                                ---------------------------------------
                                                                ---------------------------------------
Undistributed net investment income included in net assets:
 End of period..............................................       $    275,974           $    10,641
                                                                ---------------------------------------
                                                                ---------------------------------------

                       See Notes to Financial Statements.
 20

PAGE

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Latin America Fund (the Fund) is a separate, diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation by investing at least 65% of its total assets in the equity and debt securities of Latin American issuers. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Certain countries in which the Fund invests have imposed restrictions on the repatriation of their currencies. Other countries have previously instituted currency exchange controls in the past during periods of serious imbalance in their balance of payments or upon the occurrence of other destabilizing events. Exchange control regulations may restrict the Fund's ability to convert investment income, capital, or the proceeds of securities into U.S. dollars.

                                                                              21

PAGE


TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
c. REPURCHASE AGREEMENTS:

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At September 30, 1998, all outstanding repurchase agreements held by the Fund had been entered into on that date.

d. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class I, Class II, and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

 22

PAGE


TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)
At September 30, 1998, there was an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                SEPTEMBER 30, 1998                  MARCH 31, 1998
                                                              ----------------------------------------------------------
                                                               SHARES       AMOUNT              SHARES         AMOUNT
                                                              ----------------------------------------------------------
CLASS I SHARES:
Shares sold.................................................   560,338    $ 5,264,302          2,407,845    $ 32,334,164
Shares issued on reinvestment of distributions..............    13,129        149,797             38,541         468,870
Shares redeemed.............................................  (985,407)    (9,994,775)        (1,723,469)    (22,154,142)
                                                              ----------------------------------------------------------
Net increase (decrease).....................................  (411,940)   $(4,580,676)           722,917    $ 10,648,892
                                                              ----------------------------------------------------------
                                                              ----------------------------------------------------------

                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                SEPTEMBER 30, 1998                  MARCH 31, 1998
                                                              ----------------------------------------------------------
                                                               SHARES       AMOUNT              SHARES         AMOUNT
                                                              ----------------------------------------------------------
CLASS II SHARES:
Shares sold.................................................   158,800    $ 1,674,099            504,918    $  6,603,184
Shares issued on reinvestment of distributions..............     2,534         28,735              6,731          81,260
Shares redeemed.............................................  (277,969)    (2,832,009)          (230,870)     (2,920,237)
                                                              ----------------------------------------------------------
Net increase (decrease).....................................  (116,635)   $(1,129,175)           280,779    $  3,764,207
                                                              ----------------------------------------------------------
                                                              ----------------------------------------------------------

                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                SEPTEMBER 30, 1998                  MARCH 31, 1998
                                                              ----------------------------------------------------------
                                                               SHARES       AMOUNT              SHARES         AMOUNT
                                                              ----------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.................................................    96,926    $   777,360             93,506    $  1,297,364
Shares issued on reinvestment of distributions..............        66            756                244           3,006
Shares redeemed.............................................   (98,903)      (784,500)           (88,577)     (1,300,170)
                                                              ----------------------------------------------------------
Net increase (decrease).....................................    (1,911)   $    (6,384)             5,173    $        200
                                                              ----------------------------------------------------------
                                                              ----------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

                                                                              23

PAGE


TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays an investment management fee to TICI of 1.25% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TICI and FT Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 2.35%, 3.00%, and 2.00% of the Fund's average daily net assets of Class I, Class II, and Advisor Class shares, respectively, through August 1, 1999, as reflected in the Statement of Operations.

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1998, unreimbursed costs were $216,073. Distributors received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $15,308 and $3,835, respectively.

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At September 30, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................    $    27,884
Unrealized depreciation.....................................     (9,927,011)
                                                                -----------
Net unrealized depreciation.................................    $(9,899,127)
                                                                ===========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1998 aggregated $2,675,536 and $8,954,891, respectively.

 24

PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME
Franklin Global Government Income Fund
Franklin Templeton Global Currency Fund
Franklin Templeton Hard Currency Fund
Templeton Americas Government Securities Fund

GROWTH
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund*
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME
Franklin Adjustable Rate Securities Fund
Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin U.S. Government Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING TAX-FREE INCOME
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS SEEKING TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton Valuemark Income Plus (an immediate annuity)


*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates. 09/98

PAGE


TEMPLETON LATIN AMERICA FUND
PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by a current prospectus of Templeton Latin America Fund, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


418 S98 11/98                 [RECYCLE LOGO OMITTED] Printed on recycled paper